Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.4%
U.S. Treasury Notes
0.125%, 5/31/22	$66,105	$66,118
0.250%, 5/31/25	17,675	17,638
Total U.S. Government Securities (Identified Cost $83,718)		83,756

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,455	4,661
Total Municipal Bond (Identified Cost $4,175)		4,661

Foreign Government Securities—4.7%
Arab Republic of Egypt
144A 5.750%, 5/29/24(1)	1,000	1,070
144A 5.875%, 6/11/25(1)(2)	10,415	11,296
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	1,932
RegS 7.750%, 10/13/19(3)(4)	9,851	906
Dominican Republic
144A 6.875%, 1/29/26(1)	4,355	5,253
144A 5.950%, 1/25/27(1)	7,280	8,545
Federal Republic of Brazil
2.875%, 6/6/25	300	312
4.625%, 1/13/28	13,345	14,946
Kingdom of Abu Dhabi 144A 2.125%, 9/30/24(1)	6,800	7,142
Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(1)	10,800	11,963
Oman Government International Bond 144A 5.625%, 1/17/28(1)	4,600	4,688
Republic of Angola 144A 9.500%, 11/12/25(1)	5,050	5,229
Republic of Argentine 0.125%, 7/9/30(5)	22,765	9,220
Republic of Ecuador 144A 0.500%, 7/31/30(1)(5)	8,470	5,421
Republic of Ghana 144A 7.875%, 3/26/27(1)	7,300	8,024
Republic of Indonesia
144A 3.375%, 4/15/23(1)	18,000	19,081
144A 5.875%, 1/15/24(1)	8,720	10,013
144A 4.125%, 1/15/25(1)	9,765	10,917
144A 4.750%, 1/8/26(1)	10,650	12,448
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	1,830	2,162
Republic of Kenya 144A 7.000%, 5/22/27(1)	5,500	6,057
	Par Value	Value

Foreign Government Securities—continued
Republic of Nigeria 144A 6.500%, 11/28/27(1)	$6,965	$7,496
Republic of Pakistan 144A 8.250%, 9/30/25(1)	3,165	3,478
Republic of Panama 3.875%, 3/17/28	13,650	15,663
Republic of Qatar 144A 3.250%, 6/2/26(1)	4,500	5,005
Republic of South Africa 4.850%, 9/27/27	8,645	9,339
Republic of Turkey
6.250%, 9/26/22	5,790	6,055
6.350%, 8/10/24	9,650	10,343
7.375%, 2/5/25	10,295	11,475
Russian Federation
RegS 4.875%, 9/16/23(4)	5,200	5,712
RegS 4.750%, 5/27/26(4)	4,800	5,542
Saudi Government International Bond
144A 4.000%, 4/17/25(1)	15,800	17,647
144A 2.500%, 2/3/27(1)	7,000	7,389
Ukraine Government 144A 7.750%, 9/1/25(1)	9,100	10,192
United Mexican States
4.150%, 3/28/27	3,800	4,384
Series M 6.500%, 6/9/22	250,769MXN	12,974
Total Foreign Government Securities (Identified Cost $300,650)		289,319

Mortgage-Backed Securities—25.9%
Agency—1.4%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	2,023	2,146
Pool #AO5149 3.000%, 6/1/27	272	286
Pool #AS5927 3.000%, 10/1/30	8,699	9,138
Pool #AZ4794 3.000%, 10/1/30	15,221	16,003
Pool #890710 3.000%, 2/1/31	5,802	6,098
Pool #254549 6.000%, 12/1/32	15	18
Pool #695237 5.500%, 2/1/33	14	16
Pool #773385 5.500%, 5/1/34	113	132
Pool #725762 6.000%, 8/1/34	87	104
Pool #806318 5.500%, 11/1/34	125	140
Pool #806328 5.500%, 11/1/34	112	125
Pool #800267 5.500%, 12/1/34	23	27
See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #808018 5.500%, 1/1/35	$96	$113
Pool #941322 6.000%, 7/1/37	6	7
Pool #889578 6.000%, 4/1/38	52	62
Pool #AC6992 5.000%, 12/1/39	1,563	1,817
Pool #AD3841 4.500%, 4/1/40	2,391	2,675
Pool #AD4224 5.000%, 8/1/40	2,575	2,994
Pool #AE4799 4.000%, 10/1/40	48	52
Pool #AH4009 4.000%, 3/1/41	2,223	2,447
Pool #AI2472 4.500%, 5/1/41	1,759	1,965
Pool #AS6515 4.000%, 1/1/46	4,799	5,202
Pool #AS9393 4.000%, 4/1/47	2,918	3,136
Pool #MA3692 3.500%, 7/1/49	7,573	7,999
Pool #CA4978 3.000%, 1/1/50	18,840	19,788
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	10	11
		82,501

Non-Agency—24.5%
Adjustable Rate Mortgage Trust 2005-1, 3A1 2.875%, 5/25/35(5)	1,319	1,320
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(5)	6,318	6,333
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	6,367	6,448
2018-C, A 144A 4.360%, 9/25/65(1)(5)	7,522	7,630
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	10,933	11,736
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,627	8,788
2020-SFR1, B 144A 2.120%, 4/17/37(1)	6,739	6,850
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	4,381
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	2,368	2,415
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	4,041	4,132
Angel Oak Mortgage Trust LLC
2019-3, A1 144A 2.930%, 5/25/59(1)(5)	4,851	4,920
2020-6, A1 144A 1.261%, 5/25/65(1)(5)	6,424	6,435
2020-4, A1 144A 1.469%, 6/25/65(1)(5)	16,087	16,159
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(5)	$26,283	$26,672
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	9,830	10,134
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	9,953	10,254
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(5)	240	256
2004-D, 5A1 3.032%, 1/25/35(5)	1,731	1,733
2005-1, 1A1 5.500%, 2/25/35	227	236
2006-2, 3A1 6.000%, 3/25/36	896	901
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	545	566
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	4,440	4,596
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	8,534
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	1,887	1,920
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	6,372
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	5,822	6,120
2017-SPL4, A 144A 3.500%, 1/28/55(1)(5)	1,541	1,577
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.881%, 3/15/37(1)(5)	5,490	5,394
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	5,445	5,608
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.409%, 10/15/36(1)(5)	7,400	7,381
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.409%, 12/15/36(1)(5)	9,057	8,955
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.179%, 5/15/35(1)(5)	19,910	19,436
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	5,488
2019-OC11, D 144A 4.075%, 12/9/41(1)(5)	5,615	5,839
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	10,013	10,199
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(5)	1,941	1,947
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 1.279%, 6/15/34(1)(5)	17,564	16,850
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.377%, 5/25/34(5)	392	389
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.079%, 12/15/36(1)(5)	7,195	7,197

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-GC27, A4 2.878%, 2/10/48	$8,835	$9,317
Citigroup Mortgage Loan Trust 2013-A, A 144A 3.000%, 5/25/42(1)(5)	4,585	4,593
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	5,788	6,378
2014-A, A 144A 4.000%, 1/25/35(1)(5)	3,023	3,196
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	2,023	2,085
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(5)	2,021	2,057
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	529	540
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	9,986	10,562
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	10,573	11,322
COLT Mortgage Loan Trust Funding LLC
2020-1, A1 144A 2.488%, 2/25/50(1)(5)	11,096	11,221
2020-1R, A1 144A 1.255%, 9/25/65(1)(5)	3,797	3,803
2020-2R, A1 144A 1.325%, 10/26/65(1)(5)	5,080	5,100
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(5)	12,430	12,491
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	2,473	2,516
2020-4, A 144A 1.174%, 12/15/52(1)	16,870	16,902
2018-2, A 144A 4.026%, 11/15/52(1)	6,537	7,034
2020-1, A1 144A 1.832%, 3/15/50(1)	17,316	17,567
2020-3, A 144A 1.358%, 8/15/53(1)	8,500	8,583
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	155	157
2003-AR30, 5A1 2.716%, 1/25/34(5)	1,634	1,653
2004-8, 7A1 6.000%, 12/25/34	2,278	2,356
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.139%, 5/15/36(1)(5)	27,050	27,086
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.919%, 4/25/43(1)(5)	559	571
2014-IVR2, A2 144A 3.783%, 4/25/44(1)(5)	4,386	4,502
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(5)	7,538	7,567
2020-RPL4, A1 144A 2.000%, 1/25/60(1)	21,124	21,728
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(5)	11,179	11,213
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(1)(5)	7,499	7,888
	Par Value	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(5)	$506	$506
2017-1A, A2 144A 2.928%, 12/26/46(1)(5)	128	128
2017-2A, A1 144A 2.453%, 6/25/47(1)(5)	732	733
2017-2A, A2 144A 2.606%, 6/25/47(1)(5)	331	331
2017-3A, A3 144A 2.813%, 10/25/47(1)(5)	509	515
2018-2A, A1 144A 3.479%, 4/25/58(1)(5)	6,819	6,953
2018-3A, A1 144A 3.789%, 8/25/58(1)(5)	796	800
2019-1A, A1 144A 3.743%, 1/25/59(1)(5)	1,526	1,542
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	5,192	5,305
2020-1, A1 144A 2.006%, 5/25/65(1)(5)	9,561	9,703
2020-2, A1 144A 1.178%, 10/25/65(1)(5)	16,920	16,935
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.303%, 3/15/35(1)(5)	10,398	10,267
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	7,020	7,106
2020-SFR2, B 144A 1.567%, 10/19/37(1)	18,805	18,665
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	5,832	5,916
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	4,202	4,334
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	3,331	3,391
2019-2, A52 144A 3.500%, 6/25/59(1)(5)	6,885	7,178
2019-H1, A1 144A 2.657%, 10/25/59(1)(5)	5,750	5,863
2020-H1, A1 144A 2.310%, 1/25/60(1)(5)	23,066	23,466
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(5)	8,429	8,598
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	12,721	12,843
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%) 144A 2.159%, 11/15/37(1)(5)	8,285	8,304
2020-GC45, AS 3.173%, 2/13/53(5)	4,075	4,544
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	22,046
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	7,039	6,941
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(5)	8,168	8,219

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	$16,110	$16,520
2019-3, A1 144A 2.675%, 11/25/59(1)(5)	15,089	15,362
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,114	1,121
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C4, A4 144A 4.388%, 7/15/46(1)	1,483	1,493
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.349%, 6/25/29(1)(5)	2,194	2,228
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	3,553	3,633
2014-5, B1 144A 2.937%, 10/25/29(1)(5)	1,882	1,923
2014-5, B2 144A 2.937%, 10/25/29(1)(5)	886	912
2006-A2, 4A1 3.074%, 8/25/34(5)	409	422
2005-A2, 4A1 2.933%, 4/25/35(5)	310	307
2006-A6, 3A3L 2.706%, 10/25/36(5)	506	432
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	2,076	2,112
2015-1, AM1 144A 2.128%, 12/25/44(1)(5)	3,048	3,089
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	6,739	6,855
2015-5, A2 144A 2.546%, 5/25/45(1)(5)	3,461	3,576
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	8,352	8,694
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	4,740	4,867
2017-5, A1 144A 3.128%, 10/26/48(1)(5)	16,832	17,235
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust
2003-AR6, A1 3.102%, 6/25/33(5)	256	261
2004-CB1, 2A 5.000%, 6/25/34	723	750
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.959%, 5/15/36(1)(5)	5,740	5,740
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)	18,755	18,975
MASTR Alternative Loan Trust
2004-4, 6A1 5.500%, 4/25/34	1,200	1,243
2004-7, 9A1 6.000%, 8/25/34	5,764	6,048
2005-2, 2A1 6.000%, 1/25/35	1,644	1,767
2005-2, 1A1 6.500%, 3/25/35	4,169	4,369
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(1)(5)	18,395	18,391
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(1)(5)	$7,930	$8,501
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	9,010	9,658
MFA Trust 2020-NQM3, A1 144A 1.014%, 1/26/65(1)(5)	7,984	7,996
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	1,983	2,157
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	12,131	13,228
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,862
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	14,786
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 0.859%, 11/15/34(1)(5)	11,154	11,147
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 2.231%, 2/25/34(5)	494	509
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.605%, 6/25/44(1)(5)	4,002	4,147
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	497	509
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	7,572	8,031
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(5)	1,493	1,501
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	6,302	6,700
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	573	611
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	5,174	5,543
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	5,690	6,063
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	3,258	3,453
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	3,742	3,987
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	4,715	5,024
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	13,220	14,296
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	13,115	14,182
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	12,114	13,111
2020-1A, A1B 144A 3.500%, 10/25/59(1)(5)	7,144	7,626
2020-NPL1, A1 144A 4.335%, 7/25/60(1)(5)	4,498	4,553
2020-NPL2, A1 144A 3.228%, 8/25/60(1)(5)	4,579	4,612
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.873%, 3/25/35(5)	807	811

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	$4,315	$4,497
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.798%, 6/25/57(1)(5)	2,900	2,893
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(5)	6,508	6,605
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(5)	4,624	4,755
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(5)	14,789	14,822
2020-2, A1 144A 3.671%, 8/25/25(1)(5)	5,153	5,202
2020-3, A1 144A 2.857%, 9/25/25(1)(5)	16,268	16,400
2020-6, A1 144A 2.363%, 11/25/25(1)(5)	8,846	8,852
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(5)	18,221	18,261
Progress Residential Trust
2020-SFR3, A 144A 1.294%, 10/17/27(1)	3,655	3,692
2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	4,038
2018-SFR1, A 144A 3.255%, 3/17/35(1)	3,146	3,149
2018-SFR1, B 144A 3.484%, 3/17/35(1)	2,515	2,519
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,472
2019-SFR2, A 144A 3.147%, 5/17/36(1)	16,414	16,949
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	10,524
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	6,162	6,267
PRPM LLC 2019-3A, A1 144A 3.351%, 7/25/24(1)(5)	5,057	5,067
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(5)	14,055	14,444
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(5)	11,155	11,169
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	797	842
2004-SL1, A8 6.500%, 11/25/31	1,158	1,129
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,327	1,410
2004-A1, A5 5.500%, 4/25/34	5,198	5,402
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(5)	8,367	8,527
2019-1, A1 144A 3.936%, 10/25/58(1)(5)	3,450	3,473
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	7,039	7,176
SBA Tower Trust 144A 1.884%, 1/15/26(1)	1,785	1,837
	Par Value	Value

Non-Agency—continued
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	$4,342	$4,342
Sequoia Mortgage Trust 2013-8, B1 3.512%, 6/25/43(5)	4,004	4,125
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(5)	7,133	7,231
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(5)	2,470	2,505
2020-SH1, A1 144A 2.521%, 1/28/50(1)(5)	4,898	4,960
Starwood Mortgage Residential Trust
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(5)	12,926	13,011
2020-1, A1 144A 2.275%, 2/25/50(1)(5)	5,271	5,387
2020-2, A1 144A 2.718%, 4/25/60(1)(5)	10,813	11,012
2020-3, A1 144A 1.486%, 4/25/65(1)(5)	7,634	7,684
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.644%, 10/25/34(5)	2,968	3,025
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 2.671%, 11/25/33(5)	1,137	1,089
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	1,631	1,620
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(5)	352	353
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	4,035
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	3,665	3,999
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	7,235	7,700
2018-6, A1B 144A 3.750%, 3/25/58(1)(5)	1,705	1,885
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(5)	1,645	1,651
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	8,741
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.048%, 4/25/48(1)(5)	13,497	13,489
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(1)	10,452	10,585
2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	5,172
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	7,960	8,037
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.569%, 5/10/45(1)(5)	7,206	5,559
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(1)(5)	6,577	6,589
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(5)	5,106	5,166

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Velocity Commercial Capital Loan Trust
2017-1, AFX 144A 3.000%, 5/25/47(1)(5)	$191	$192
2020-1, AFX 144A 2.610%, 2/25/50(1)(5)	11,437	11,595
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(5)	5,535	5,548
2019-NPL7, A1A 144A 3.179%, 10/25/49(1)(5)	1,785	1,787
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(5)	10,240	10,256
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(5)	7,207	7,228
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(5)	8,040	8,063
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(5)	1,045	1,049
2018-INV1, A3 144A 4.052%, 3/25/58(1)(5)	1,880	1,892
2018-2, A1 144A 3.677%, 6/1/58(1)(5)	17,170	17,191
2018-2, B1 144A 4.426%, 6/1/58(1)(5)	4,975	5,191
2018-3, A1 144A 4.108%, 10/25/58(1)(5)	5,803	5,951
2019-2, A1 144A 3.211%, 5/25/59(1)(5)	10,941	11,025
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	7,922	8,137
2019-INV1, A1 144A 3.402%, 12/25/59(1)(5)	8,546	8,632
2020-1, A1 144A 2.417%, 1/25/60(1)(5)	12,637	12,873
2020-4, A1 144A 1.502%, 5/25/65(1)(5)	19,028	19,167
Visio Trust 2019-1, A1 144A 3.572%, 6/25/54(1)(5)	2,215	2,244
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,878
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 3.282%, 10/25/34(5)	256	254
2020-4, A1 144A 3.000%, 7/25/50(1)(5)	7,171	7,391
		1,507,019

Total Mortgage-Backed Securities (Identified Cost $1,565,584)		1,589,520

Asset-Backed Securities—22.8%
Auto Floor Plan—0.1%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(1)	4,420	4,434
	Par Value	Value

Automobiles—12.1%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(1)	$2,801	$2,813
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,369
2019-2, A 144A 2.820%, 2/21/23(1)	1,659	1,667
2019-2, B 144A 3.630%, 8/21/23(1)	8,030	8,122
2020-A, A 144A 6.000%, 3/20/23(1)	8,137	8,402
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(1)	2,066	2,077
2018-4, C 144A 3.970%, 1/13/25(1)	1,595	1,612
2019-1, C 144A 3.500%, 4/14/25(1)	8,800	8,940
2019-2, C 144A 3.170%, 6/12/25(1)	12,600	12,820
2020-4, D 144A 1.770%, 12/14/26(1)	13,725	13,826
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	3,140	3,158
2018-1, D 3.820%, 3/18/24	8,090	8,509
2019-1, C 3.360%, 2/18/25	8,800	9,267
Avid Automobile Receivables Trust
2018-1, B 144A 3.850%, 7/15/24(1)	3,777	3,794
2019-1, C 144A 3.140%, 7/15/26(1)	3,180	3,244
2019-1, D 144A 4.030%, 7/15/26(1)	1,615	1,627
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,334
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	8,205	8,555
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	8,282
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,980	10,167
California Republic Auto Receivables Trust 2017-1, B 2.910%, 12/15/22	7,000	7,058
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,673
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	2,010
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	4,140	4,265
CarNow Auto Receivables Trust 2020-1A, B 144A 2.710%, 7/17/23(1)	3,320	3,363
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,910
2019-1A, E 144A 5.640%, 1/15/26(1)	6,400	6,829

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-2A, D 144A 3.280%, 1/15/25(1)	$8,750	$9,058
2019-3A, C 144A 2.710%, 10/15/24(1)	6,990	7,191
2019-3A, D 144A 3.040%, 4/15/25(1)	1,840	1,902
2020-N1A, D 144A 3.430%, 1/15/26(1)	11,730	12,213
2020-P1, C 1.320%, 11/9/26	2,250	2,258
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(1)	7,910	7,966
2020-1A, E 144A 4.430%, 2/12/27(1)	2,415	2,457
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,491
2020-A, C 144A 2.540%, 12/15/25(1)	4,200	4,293
2020-C, C 144A 1.710%, 8/17/26(1)	3,995	4,051
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	601	602
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,599
2019-1A, A 144A 3.330%, 2/15/28(1)	3,375	3,438
2019-3A, B 144A 2.860%, 1/16/29(1)	10,550	11,004
2020-1A, B 144A 2.390%, 4/16/29(1)	4,650	4,760
2020-3A, B 144A 1.770%, 12/17/29(1)	11,195	11,340
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	13,505	14,024
2019-3, C 2.900%, 8/15/25	8,240	8,487
2019-4, C 2.510%, 11/17/25	6,410	6,550
DT Auto Owner Trust
2017-1A, D 144A 3.550%, 11/15/22(1)	3	3
2019-1A, C 144A 3.610%, 11/15/24(1)	3,900	3,973
2019-2A, B 144A 2.990%, 4/17/23(1)	2,840	2,864
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,730
2019-4A, C 144A 2.730%, 7/15/25(1)	13,370	13,703
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	1,001	1,002
2018-2A, C 144A 3.690%, 3/15/23(1)	2,292	2,303
2018-3A, C 144A 3.710%, 6/15/23(1)	4,449	4,489
2018-4A, D 144A 4.350%, 9/16/24(1)	13,444	14,059
	Par Value	Value

Automobiles—continued
2019-1A, D 144A 4.130%, 12/16/24(1)	$14,555	$15,173
2019-2A, C 144A 3.300%, 3/15/24(1)	6,775	6,916
2019-3A, C 144A 2.790%, 5/15/24(1)	4,580	4,677
2019-4A, C 144A 2.440%, 9/16/24(1)	5,020	5,125
2020-1A, D 144A 2.730%, 12/15/25(1)	8,775	9,103
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	12,593	12,677
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	2,057	2,084
2019-1A, C 144A 3.260%, 3/17/25(1)	4,690	4,832
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(1)	4,812	4,878
2017-1, C 144A 3.220%, 5/15/23(1)	1,538	1,541
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,452
2020-1, C 144A 2.240%, 1/15/26(1)	12,300	12,647
2020-3, C 144A 1.730%, 9/15/26(1)	3,490	3,574
2020-4, C 144A 1.280%, 2/16/27(1)	5,284	5,330
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(1)	3,895	3,903
2017-1, C 144A 3.470%, 12/15/22(1)	4,458	4,472
2018-1, D 144A 4.190%, 11/15/23(1)	1,630	1,681
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,876
GLS Auto Receivables Issuer Trust
2019-2A, A 144A 3.060%, 4/17/23(1)	1,831	1,843
2019-2A, B 144A 3.320%, 3/15/24(1)	12,130	12,436
2019-3A, B 144A 2.720%, 6/17/24(1)	3,495	3,575
2019-3A, D 144A 3.840%, 5/15/26(1)	3,000	3,089
2019-4A, B 144A 2.780%, 9/16/24(1)	9,835	10,105
2019-4A, C 144A 3.060%, 8/15/25(1)	14,775	15,393
2019-4A, D 144A 4.090%, 8/17/26(1)	3,500	3,622
2020-2A, B 144A 3.160%, 6/16/25(1)	2,560	2,676
2020-3A, D 144A 2.270%, 5/15/26(1)	11,735	12,021
2020-3A, E 144A 4.310%, 7/15/27(1)(5)	1,130	1,180
2020-4A, C 144A 1.140%, 11/17/25(1)	6,955	6,976

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	$5,248	$5,269
2018-1A, A 144A 2.820%, 7/15/22(1)	70	70
2018-1A, B 144A 3.520%, 8/15/23(1)	14,475	14,681
2018-3A, B 144A 3.780%, 8/15/23(1)	2,313	2,351
2018-3A, C 144A 4.180%, 7/15/24(1)	4,740	4,933
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	5,989	5,994
2016-4A, A 144A 2.650%, 7/25/22(1)	2,573	2,579
2018-1A, A 144A 3.290%, 2/25/24(1)	1,474	1,476
2019-1A, A 144A 3.710%, 3/25/23(1)	2,745	2,748
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,601
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	12,119
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	4,878	4,909
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,941
2019-1A, D 144A 3.010%, 8/15/25(1)	7,060	7,300
2020-1A, C 144A 1.310%, 11/16/26(1)	10,295	10,344
Santander Drive Auto Receivables Trust
2017-3, C 2.760%, 12/15/22	496	497
2018-2, C 3.350%, 7/17/23	6,926	6,984
2020-4, C 1.010%, 1/15/26	7,500	7,533
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	3,695	3,786
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	10,911
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,449
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,312
2020-A, C 144A 1.680%, 2/20/24(1)	3,045	3,088
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	10,470	10,647
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	41	41
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	15,480	15,757
2019-1, E 144A 4.290%, 8/12/24(1)	4,605	4,707
2020-1, C 144A 2.150%, 2/10/25(1)	3,990	4,048
	Par Value	Value

Automobiles—continued
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	$9,370	$9,503
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	9,765	10,020
2020-1A, C 144A 5.940%, 8/15/24(1)	3,338	3,499
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	17,745	17,893
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,206
2018-3A, C 144A 3.610%, 10/16/23(1)	1,350	1,363
2018-3A, D 144A 4.000%, 10/16/23(1)	10,900	11,229
2020-2A, C 144A 2.010%, 7/15/25(1)	10,355	10,567
2020-3A, C 144A 1.240%, 11/17/25(1)	11,365	11,428
		742,143

Consumer Loans—0.4%
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	8,000	8,215
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	3,953	3,977
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	3,342	3,368
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	1,913	1,920
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(1)	1,548	1,562
2020-3, A 144A 1.702%, 11/20/30(1)	7,005	7,041
		26,083

Credit Card—0.6%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	25,795	26,082
Genesis Sales Finance Master Trust
2019-AA, A 144A 4.680%, 8/20/23(1)	4,600	4,621
2020-AA, A 144A 1.650%, 9/22/25(1)	3,960	3,959
		34,662

Equipment—0.7%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	2,122	2,179
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	8,410	8,502
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	4,575	4,591
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	9,703	9,805

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Equipment—continued
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(1)	$5,620	$5,712
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	3,635	3,671
2020-1, A 144A 1.370%, 11/17/25(1)	11,718	11,746
		46,206

Other—8.6%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	1,853	1,863
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	5,231	5,387
2019-A, A 144A 3.140%, 7/16/40(1)	10,293	10,553
2019-A, C 144A 4.010%, 7/16/40(1)	8,680	8,951
2020-AA, D 144A 7.150%, 7/17/46(1)	7,435	7,771
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	14,893	15,217
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	4,161	4,167
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	3,900	3,945
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	3,554	3,577
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	3,831	3,917
2019-A, A 144A 3.280%, 9/26/33(1)	5,570	5,777
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	9,491	9,692
2020-1A, A 144A 2.981%, 11/15/35(1)	5,330	5,402
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	1,448	1,471
2015-A, A 144A 2.880%, 5/2/30(1)	1,570	1,590
2017-A, A 144A 2.950%, 10/4/32(1)	6,565	6,747
2020-A, B 144A 2.490%, 2/28/36(1)	6,659	6,692
CCG Receivables Trust 2019-2, B 144A 2.550%, 3/15/27(1)	5,405	5,543
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	7,845	7,877
Consumer Loan Underlying Bond CLUB Credit Trust
2019-P2, A 144A 2.470%, 10/15/26(1)	2,007	2,019
2019-P2, B 144A 2.830%, 10/15/26(1)	5,250	5,283
2020-P1, B 144A 2.920%, 3/15/28(1)	4,000	4,066
	Par Value	Value

Other—continued
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	$53	$53
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	7,114	7,303
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	3,253	3,262
2020-1, D 144A 7.210%, 2/15/28(1)	6,258	6,289
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	5,350	5,446
2018-1, B 144A 4.190%, 1/21/31(1)	2,771	2,882
2019-1A, B 144A 3.530%, 2/20/32(1)	5,160	5,285
Drug Royalty III LP 1 2017-1A, A1 (3 month LIBOR + 2.500%) 144A 2.737%, 4/15/27(1)(5)	773	772
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	264	267
2017-1A, A 144A 3.300%, 7/15/33(1)	3,718	3,788
2019-1A, A 144A 3.860%, 11/15/34(1)	3,933	4,069
FREED ABS Trust
2018-2, B 144A 4.610%, 10/20/25(1)	13,500	13,687
2019-1, B 144A 3.870%, 6/18/26(1)	3,008	3,038
2019-2, B 144A 3.190%, 11/18/26(1)	7,320	7,408
2020-3FP, A 144A 2.400%, 9/20/27(1)	2,862	2,873
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	9,739	9,835
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	1,188	1,199
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	17,465	17,903
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	2,249	2,300
2018-AA, A 144A 3.540%, 2/25/32(1)	4,062	4,309
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	20,230	21,608
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	8,683
2019-1A, A 144A 3.000%, 12/20/27(1)	8,835	9,097
Mariner Finance Issuance Trust
2018-AA, A 144A 4.200%, 11/20/30(1)	8,606	8,705
2019-AA, A 144A 2.960%, 7/20/32(1)	7,255	7,417
2020-AA, A 144A 2.190%, 8/21/34(1)	1,954	1,984
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	2,108	2,127

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	$1,245	$1,281
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	282	282
2016-1A, A 144A 2.250%, 12/20/33(1)	1,378	1,388
2019-1A, A 144A 2.890%, 11/20/36(1)	4,941	5,127
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	9,145	9,372
Oasis LLC
2020-1A, A 144A 3.820%, 1/15/32(1)	4,828	4,845
2020-2A, A 144A 4.262%, 5/15/32(1)	2,331	2,336
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	7,275	7,367
2019-1A, B 144A 3.770%, 7/22/24(1)	5,000	5,149
2020-1A, A 144A 1.710%, 2/20/25(1)	16,879	16,922
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(1)	1,033	1,034
2018-1A, A 144A 3.300%, 3/14/29(1)	22,200	22,418
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	8,520
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	15,100	15,100
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	1,348	1,361
2018-A, A 144A 3.100%, 11/8/30(1)	2,439	2,502
2019-A, B 144A 3.360%, 4/9/38(1)	8,309	8,600
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	13,138	13,094
Prosper Marketplace Issuance Trust 2019-3A, A 144A 3.190%, 7/15/25(1)	910	913
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	3,100	3,126
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	6,835	6,967
Sierra Timeshare Receivables Funding LLC
2016-2A, A 144A 2.330%, 7/20/33(1)	972	974
2017-1A, A 144A 2.910%, 3/20/34(1)	1,807	1,839
2018-2A, A 144A 3.500%, 6/20/35(1)	2,375	2,465
2019-1A, B 144A 3.420%, 1/20/36(1)	2,229	2,297
2019-2A, B 144A 2.820%, 5/20/36(1)	7,905	8,068
2020-2A, B 144A 2.320%, 7/20/37(1)	6,305	6,378
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	638	637
	Par Value	Value

Other—continued
2020-A, A 144A 2.620%, 12/15/26(1)	$2,029	$2,018
SoFi Consumer Loan Program LLC
2017-3, A 144A 2.770%, 5/25/26(1)	528	529
2017-5, A2 144A 2.780%, 9/25/26(1)	3,481	3,507
2017-6, A2 144A 2.820%, 11/25/26(1)	1,919	1,928
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(1)	2,053	2,058
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	7,025	7,577
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(5)	1,875	1,922
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	16,336	17,084
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	2,083	2,086
Upgrade Master Pass-Thru Trust Series 2019-ST3, A 144A 3.750%, 11/15/25(1)	4,003	4,049
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	2,162	2,194
Upstart Securitization Trust
2019-1, B 144A 4.190%, 4/20/26(1)	2,566	2,579
2019-2, A 144A 2.897%, 9/20/29(1)	2,589	2,606
2019-2, B 144A 3.734%, 9/20/29(1)	7,487	7,645
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(1)	3,600	3,603
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	1,864	1,875
2017-A, A 144A 2.330%, 3/20/35(1)	3,776	3,855
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	444	449
2015-AA, A 144A 2.790%, 6/16/31(1)	1,205	1,205
2019-AA, B 144A 2.990%, 6/15/38(1)	5,141	5,326
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	2,628	2,660
2020-1A, A 144A 2.713%, 3/20/34(1)	3,776	3,858
		530,071

Student Loan—0.3%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(1)	8,641	8,859
2020-1, A 144A 1.690%, 10/25/51(1)	5,450	5,489
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	1,146	1,162

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Student Loan—continued
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	$2,149	$2,184
		17,694

Total Asset-Backed Securities (Identified Cost $1,373,295)		1,401,293

Corporate Bonds and Notes—31.1%
Communication Services—3.3%
Altice France S.A. 144A 7.375%, 5/1/26(1)	11,710	12,325
AT&T, Inc. (3 month LIBOR + 0.890%) 1.111%, 2/15/23(5)	8,918	9,023
Baidu, Inc. 3.075%, 4/7/25	8,300	8,861
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	3,690	3,736
144A 5.125%, 8/15/27(1)	3,265	3,298
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	7,330	7,843
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	4,545	3,693
144A 6.625%, 8/15/27(1)(2)	4,370	2,644
DISH DBS Corp.
5.875%, 7/15/22	6,245	6,526
5.000%, 3/15/23	6,445	6,654
7.750%, 7/1/26	5,230	5,855
iHeartCommunications, Inc. 8.375%, 5/1/27	213	227
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	5,835	6,094
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	3,005	3,080
144A 4.750%, 10/15/27(1)	9,355	9,604
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	1,425	1,470
144A 6.500%, 9/15/28(1)	4,645	4,877
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,565	3,694
Sprint Corp. 7.875%, 9/15/23	11,690	13,535
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	3,741	3,776
144A 4.738%, 3/20/25(1)	8,210	8,892
Telesat Canada 144A 6.500%, 10/15/27(1)	5,675	5,930
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	18,932	20,161
T-Mobile USA, Inc.
144A 1.500%, 2/15/26(1)	6,072	6,217
144A 2.050%, 2/15/28(1)	5,892	6,129
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	4,345	4,693
Twitter, Inc. 144A 3.875%, 12/15/27(1)	8,270	8,808
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	2,440	2,620
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 1.321%, 5/15/25(5)	16,061	16,492
	Par Value	Value

Communication Services—continued
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	$3,500	$3,727
		200,484

Consumer Discretionary—2.8%
Alibaba Group Holding Ltd. 3.600%, 11/28/24	7,500	8,259
American Axle & Manufacturing, Inc. 6.250%, 4/1/25(2)	6,440	6,665
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	8,460	9,042
Boyd Gaming Corp. 6.375%, 4/1/26	12,395	12,876
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	3,465	3,690
Caesars Resort Collection LLC 144A 5.750%, 7/1/25(1)	175	185
Carnival Corp.
144A 11.500%, 4/1/23(1)	3,205	3,706
144A 7.625%, 3/1/26(1)	555	605
Ford Motor Co.
8.500%, 4/21/23	11,400	12,854
9.000%, 4/22/25	1,137	1,397
Ford Motor Credit Co. LLC 3.370%, 11/17/23	4,000	4,079
General Motors Financial Co., Inc.
4.200%, 3/1/21	7,300	7,318
3.550%, 4/9/21	2,847	2,869
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	11,440	12,104
International Game Technology plc
144A 6.250%, 2/15/22(1)	2,982	3,079
144A 5.250%, 1/15/29(1)	840	905
M/I Homes, Inc. 4.950%, 2/1/28	5,890	6,235
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	6,230	6,323
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	6,370	7,146
4.500%, 1/15/28	1,055	1,122
144A 4.625%, 6/15/25(1)	1,305	1,398
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	1,725	1,818
Nissan Motor Co. Ltd.
144A 3.522%, 9/17/25(1)	6,300	6,754
144A 4.345%, 9/17/27(1)	7,000	7,729
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	775	841
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	7,150	7,378
144A 8.250%, 3/15/26(1)	5,935	6,396
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	11,057
VF Corp. 2.400%, 4/23/25	6,714	7,160
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	5,305	5,544
Wynn Macau Ltd. 144A 5.500%, 1/15/26(1)	3,000	3,120
		169,654

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—1.1%
Albertsons Cos., Inc.
5.750%, 3/15/25	$5,112	$5,265
144A 3.250%, 3/15/26(1)	15,065	15,291
144A 4.625%, 1/15/27(1)	2,830	3,010
Altria Group, Inc. 2.350%, 5/6/25	4,959	5,268
BAT Capital Corp.
4.700%, 4/2/27	11,000	12,930
2.259%, 3/25/28	5,870	6,091
Conagra Brands, Inc. 4.300%, 5/1/24	7,585	8,488
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(1)	10,200	10,985
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	175	182
		67,510

Energy—3.7%
Afren plc 144A 11.500%, 2/1/16(1)(3)(6)	4,674	2
Aker BP ASA 144A 2.875%, 1/15/26(1)	9,060	9,244
Apache Corp. 4.625%, 11/15/25	1,820	1,911
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	2,960	2,953
Blue Racer Midstream LLC
144A 6.125%, 11/15/22(1)	6,070	6,071
144A 7.625%, 12/15/25(1)	355	378
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	14,111
BP Capital Markets plc 4.875% (7)	8,705	9,712
Callon Petroleum Co. 6.125%, 10/1/24	4,327	2,488
Cheniere Energy Partners LP 5.625%, 10/1/26	14,860	15,492
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	3,050	2,806
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)	8,530	8,509
CITGO Petroleum Corp. Senior Secured Notes 144A 6.250%, 8/15/22(1)	6,973	6,834
CrownRock LP 144A 5.625%, 10/15/25(1)	5,855	5,972
Energy Transfer Partners LP
5.000%, 10/1/22	4,794	5,087
4.500%, 11/1/23	10,760	11,643
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,290	2,508
144A 6.500%, 7/1/27(1)	2,620	2,950
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(1)	6,400	7,296
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	9,880	11,117
Lukoil International Finance BV 144A 4.563%, 4/24/23(1)	6,700	7,190
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(1)	6,145	6,252
Occidental Petroleum Corp.
2.700%, 8/15/22	5,850	5,857
	Par Value	Value

Energy—continued
5.875%, 9/1/25	$6,480	$6,901
5.500%, 12/1/25	3,620	3,774
Ovintiv, Inc. 3.900%, 11/15/21	7,960	8,060
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	6,000	6,435
Petrobras Global Finance B.V. 5.999%, 1/27/28	4,210	4,928
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	334
Petroleos Mexicanos
4.625%, 9/21/23	11,360	11,800
6.875%, 8/4/26	11,185	12,220
6.500%, 3/13/27	4,650	4,897
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	11,580	12,187
Targa Resources Partners LP 5.875%, 4/15/26	5,555	5,890
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	3,085	2,591
Transocean, Inc. 144A 11.500%, 1/30/27(1)	655	468
USA Compression Partners LP 6.875%, 4/1/26	3,975	4,154
		231,022

Financials—8.2%
Ares Capital Corp.
3.500%, 2/10/23	7,365	7,758
3.250%, 7/15/25	5,975	6,331
Athene Global Funding 144A 2.450%, 8/20/27(1)	14,530	15,060
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	16,324
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(4)	13,905	14,797
Banco Santander Chile 144A 2.700%, 1/10/25(1)	9,500	10,058
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	9,510	10,926
Bancolombia SA 3.000%, 1/29/25	5,333	5,546
Bank of America Corp.
4.200%, 8/26/24	10,473	11,749
3.950%, 4/21/25	6,325	7,130
(3 month LIBOR + 0.770%) 0.995%, 2/5/26(5)	11,312	11,379
(3 month LIBOR + 1.000%) 1.215%, 4/24/23(5)	14,445	14,595
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	10,885
Capital One Financial Corp. 3.750%, 7/28/26	6,325	7,169
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,825
Series H 4.000%(7)	8,541	8,989
Citadel LP 144A 4.875%, 1/15/27(1)	6,370	6,941

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Citigroup, Inc.
3.200%, 10/21/26	$24,642	$27,532
(3 month LIBOR + 1.430%) 1.655%, 9/1/23(5)	7,115	7,237
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	3,197	3,603
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	6,997	6,538
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	14,685	14,826
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	27,882
3.850%, 1/26/27	21,430	24,450
ICAHN Enterprises LP
4.750%, 9/15/24	12,395	12,875
6.250%, 5/15/26	10,030	10,621
Industrial & Commercial Bank of China Ltd. 2.957%, 11/8/22	9,450	9,795
JPMorgan Chase & Co. (3 month LIBOR + 0.900%) 1.115%, 4/25/23(5)	18,055	18,225
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	7,000	6,877
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.258%, 4/20/67(5)	2,885	2,157
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,436
Morgan Stanley
3.875%, 4/29/24	23,825	26,374
(3 month LIBOR + 0.930%) 1.146%, 7/22/22(5)	18,055	18,132
Navient Corp. 5.875%, 10/25/24	8,642	9,182
OneMain Finance Corp.
6.875%, 3/15/25	8,580	9,963
7.125%, 3/15/26	2,695	3,187
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	14,770
Santander Holdings USA, Inc.
4.450%, 12/3/21	11,379	11,750
3.700%, 3/28/22	5,808	5,998
3.500%, 6/7/24	12,715	13,734
Toronto-Dominion Bank (The) 2.650%, 6/12/24	16,021	17,164
Wells Fargo & Co.
1.654%, 6/2/24	14,335	14,726
4.100%, 6/3/26	8,375	9,598
		503,094

Health Care—1.6%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	7,424
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	7,050	7,367
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	2,910	3,063
HCA, Inc. 5.375%, 2/1/25	7,250	8,153
Jaguar Holding Co. II 144A 4.625%, 6/15/25(1)	2,660	2,805
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5,270	5,659
	Par Value	Value

Health Care—continued
144A 4.375%, 2/15/27(1)	$6,170	$6,262
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	2,196
Royalty Pharma plc
144A 1.200%, 9/2/25(1)	2,749	2,790
144A 1.750%, 9/2/27(1)	11,909	12,249
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	1,240	1,243
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,459
144A 4.875%, 1/1/26(1)	8,215	8,594
144A 5.125%, 11/1/27(1)	2,750	2,912
144A 7.500%, 4/1/25(1)	915	1,000
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	800	848
3.150%, 10/1/26	6,295	6,051
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	12,770	14,607
		97,682

Industrials—2.9%
Alaska Airlines Pass-Through-Trust 144A 4.800%, 8/15/27(1)	9,765	10,754
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	7,985	8,514
Ashtead Capital, Inc. 144A 5.250%, 8/1/26(1)	12,525	13,261
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	9,447	9,843
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	11,091	11,712
Boeing Co. (The)
2.350%, 10/30/21	5,740	5,816
4.875%, 5/1/25	4,191	4,776
5.040%, 5/1/27	6,336	7,404
Bombardier, Inc. 144A 8.750%, 12/1/21(1)	6,867	7,142
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	4,564	4,317
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	725	758
GFL Environmental, Inc.
144A 3.750%, 8/1/25(1)	5,210	5,314
144A 4.000%, 8/1/28(1)	3,280	3,305
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	6,519	5,942
Howmet Aerospace, Inc. 6.875%, 5/1/25	4,115	4,856
Navistar International Corp. 144A 6.625%, 11/1/25(1)	6,040	6,328
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(1)	22,254	20,312
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	11,835	12,485
Stanley Black & Decker, Inc. 4.000%, 3/15/60	16,811	17,893
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	9,780	10,416

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	$7,620	$8,231
		179,379

Information Technology—2.1%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	5,350	5,777
Broadcom, Inc. 3.150%, 11/15/25	15,630	17,054
Dell International LLC 144A 5.450%, 6/15/23(1)	6,380	7,056
Flex Ltd. 3.750%, 2/1/26	11,130	12,447
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	9,470	9,815
(3 month LIBOR + 0.720%) 0.958%, 10/5/21(5)	2,830	2,830
HP, Inc.
2.200%, 6/17/25	4,977	5,268
3.000%, 6/17/27	9,050	9,982
Leidos, Inc. 144A 3.625%, 5/15/25(1)	11,608	12,979
Microchip Technology, Inc. 144A 2.670%, 9/1/23(1)	14,475	15,138
NCR Corp. 144A 5.000%, 10/1/28(1)	880	928
Open Text Corp. 144A 3.875%, 2/15/28(1)	12,720	13,197
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	10,250	10,484
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	7,600	8,088
		131,043

Materials—2.1%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	12,120	13,183
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(1)	12,065	12,666
Avient Corp. 144A 5.750%, 5/15/25(1)	11,748	12,482
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	10,687
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	4,235	4,320
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	2,585	2,792
Equate Petrochemical BV 144A 3.000%, 3/3/22(1)	9,535	9,726
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	14,745	15,166
Kraton Polymers LLC 144A 4.250%, 12/15/25(1)	1,515	1,545
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	3,110	3,141
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	8,191
Nutrition & Biosciences, Inc.
144A 1.230%, 10/1/25(1)	7,666	7,746
144A 1.832%, 10/15/27(1)	8,106	8,351
	Par Value	Value

Materials—continued
OCP SA
144A 5.625%, 4/25/24(1)	$3,065	$3,386
144A 4.500%, 10/22/25(1)	5,550	6,038
RegS 5.625%, 4/25/24(4)	2,800	3,093
Syngenta Finance NV 144A 3.933%, 4/23/21(1)	8,635	8,693
		131,206

Real Estate—1.3%
GLP Capital LP
5.250%, 6/1/25	13,175	14,823
5.750%, 6/1/28	1,863	2,207
5.300%, 1/15/29	2,731	3,178
iStar, Inc. 4.250%, 8/1/25	9,325	9,208
Office Properties Income Trust
4.150%, 2/1/22	18,910	19,253
4.000%, 7/15/22	7,345	7,507
Service Properties Trust
4.500%, 6/15/23	10,780	10,834
4.350%, 10/1/24	9,585	9,465
Uniti Group LP 144A 7.875%, 2/15/25(1)	5,455	5,860
		82,335

Utilities—2.0%
American Electric Power Co., Inc. Series N 1.000%, 11/1/25	4,468	4,520
Avangrid, Inc. 3.200%, 4/15/25	7,346	8,040
DPL, Inc. 144A 4.125%, 7/1/25(1)	7,835	8,459
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	6,300	6,432
Exelon Corp. 3.497%, 6/1/22	9,135	9,502
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	19,197	20,992
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.600%, 11/15/21(5)	15,708	15,717
PNM Resources, Inc. 3.250%, 3/9/21	11,070	11,114
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	19,269
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(6)	5,925	—
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	15,540	16,826
		120,871

Total Corporate Bonds and Notes (Identified Cost $1,835,620)		1,914,280

Leveraged Loans(5)—9.5%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	9,895	9,878

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Aerospace—continued
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.898%, 6/27/25	$6,504	$5,348
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	8,790	9,136
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	3,254	3,184
Tranche F (1 month LIBOR + 2.250%) 2.397%, 12/9/25	3,784	3,704
		31,250

Chemicals—0.3%
Gemini HDPE LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 12/11/27(8)	3,515	3,489
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(8)	5,930	5,857
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.153%, 10/1/25	11,723	11,586
		20,932

Consumer Durables—0.3%
CP Atlas Buyer, Inc.
Tranche B-1 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	2,179	2,182
Tranche B-2 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	726	727
Kronos Acquisition Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 12/22/26(8)	7,970	7,960
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/10/27	1,435	1,435
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27	6,650	6,653
		18,957

Energy—0.0%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 12/10/27(8)	1,400	1,388
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(3)(6)	66	—
		1,388

Financial—0.8%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.000%) 3.147%, 11/3/23	4,562	4,514
Tranche B-8 (1 month LIBOR + 3.250%) 0.000%, 12/23/26(8)	6,003	5,935
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	5,130	5,130
	Par Value	Value

Financial—continued
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.147%, 6/16/25	$3,967	$3,855
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 2.004%, 10/6/23	5,774	5,765
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.397%, 10/1/25	12,083	12,058
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.903%, 6/28/23	9,153	9,130
		46,387

Food / Tobacco—0.8%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 1.895%, 3/28/24	3,575	3,528
Tranche B-3 (1 month LIBOR + 1.750%) 1.895%, 3/11/25	1,909	1,881
Tranche B-4 (1 month LIBOR + 1.750%) 1.895%, 1/15/27	3,464	3,415
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	6,745	6,775
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	3,301	3,290
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.397%, 1/29/27	12,164	12,030
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 3.000%, 8/3/25	8,842	8,787
Shearer’s Foods LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 9/23/27	6,471	6,469
		46,175

Forest Prod / Containers—0.4%
Berry Global, Inc.
Tranche W (1 month LIBOR + 2.000%) 2.149%, 10/1/22	3,162	3,156
Tranche X (1 month LIBOR + 2.000%) 2.149%, 1/19/24	1,005	1,002
Tranche Y (1 month LIBOR + 2.000%) 2.149%, 7/1/26	2,512	2,497
BWay Holding Co. (3 month LIBOR + 3.250%) 3.480%, 4/3/24	8,355	8,052
Graham Packaging Co., Inc. (1 month LIBOR + 3.750%) 4.500%, 8/4/27	6,495	6,511
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25	2,628	2,469
		23,687

Gaming / Leisure—0.9%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	1,591	1,594

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.351%, 9/15/23	$6,120	$6,059
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.897%, 12/23/24	5,974	5,854
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	1,592	1,636
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.898%, 6/22/26	9,796	9,671
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	6,601	6,043
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.897%, 8/14/24	4,200	4,095
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.897%, 7/8/24	9,713	9,604
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	3,159	3,106
UFC Holdings LLC Tranche B (6 month LIBOR + 3.250%) 4.250%, 4/29/26	8,920	8,883
		56,545

Healthcare—0.5%
Agiliti Health, Inc. (3 month LIBOR + 3.000%) 0.000%, 1/4/26(8)	2,660	2,647
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.898%, 11/27/25	1,582	1,566
(1 month LIBOR + 3.000%) 3.148%, 6/2/25	5,015	4,993
Change Healthcare Holdings LLC (3 month LIBOR + 2.500%) 3.500%, 3/1/24	8,181	8,136
Elanco Animal Health, Inc. (3 month LIBOR + 1.750%) 1.905%, 8/1/27	955	945
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.004%, 6/11/25	7,597	7,532
Phoenix Guarantor, Inc. Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	7,260	7,239
		33,058

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	6,863	6,853
LBM Acquisition LLC
(3 month LIBOR + 3.750%) 0.000%, 12/8/27(8)(9)	182	181
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/17/27(8)	820	819
		7,853

Information Technology—1.0%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 9/19/24	11,799	11,784
	Par Value	Value

Information Technology—continued
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.397%, 10/2/25	$6,237	$6,204
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 9/19/25	8,795	8,796
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.897%, 4/16/25	2,291	2,259
Tranche B-4 (1 month LIBOR + 1.750%) 1.897%, 4/16/25	1,773	1,748
Tranche B-5 (1 month LIBOR + 1.750%) 1.897%, 4/16/25	9,353	9,238
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	12,174	12,228
Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	235	241
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.153%, 3/2/27	11,181	11,102
		63,600

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	5,750	5,743
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	5,725	5,739
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	7,731	7,051
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.897%, 3/1/27	771	770
Ingersoll-Rand Services Co. 2020, Tranche B-1 (3 month LIBOR + 1.750%) 1.897%, 3/1/27	7,076	6,976
NCR Corp. (1 month LIBOR + 2.500%) 2.650%, 8/28/26	7,978	7,837
Titan Acquisition Ltd. (6 month LIBOR + 3.000%) 3.267%, 3/28/25	6,331	6,161
Vertical Midco Gmbh Tranche B (6 month LIBOR + 4.250%) 4.567%, 7/30/27	—	—
		40,277

Media / Telecom - Broadcasting—0.3%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.400%, 8/24/26	3,624	3,193
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 2.905%, 9/18/26	7,566	7,507
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 2.400%, 1/3/24	6,734	6,644
		17,344

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.900%, 2/1/27	$9,355	$9,294
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.409%, 7/17/25	4,378	4,306
2018 (1 month LIBOR + 2.250%) 2.409%, 1/15/26	7,202	7,083
2019 (1 month LIBOR + 2.500%) 2.659%, 4/15/27	3,937	3,895
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	1,092	1,093
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(8)	9,320	9,305
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.659%, 4/30/28	3,145	3,122
		38,098

Media / Telecom - Diversified Media—0.3%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.714%, 8/21/26	6,389	6,138
Newco Financing Partnership Tranche AV1 (3 month LIBOR + 3.500%) 3.673%, 1/31/29	6,055	6,058
UPC Financing Partnership Tranche AV (3 month LIBOR + 3.500%) 3.677%, 1/31/29	6,055	6,058
		18,254

Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	9,446	9,337
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	5,287	5,304
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.897%, 3/1/27	9,083	8,922
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.147%, 3/9/27	6,547	6,498
		30,061

Retail—0.3%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.250%) 4.000%, 10/19/27	9,070	9,055
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	9,127	9,047
		18,102

	Par Value	Value

Service—0.6%
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.000%, 5/30/25	$7,783	$7,789
Hoya Midco LLC First Lien (6 month LIBOR + 3.500%) 4.500%, 6/30/24	8,221	7,722
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.147%, 9/3/26	9,973	9,930
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	5,904	5,785
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.897%, 11/16/26	7,971	7,933
		39,159

Transportation - Automotive—0.2%
PAI Holdco, Inc. Tranche B (6 month LIBOR + 4.000%) 5.000%, 10/28/27	1,160	1,160
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.647%, 4/30/26	6,739	6,704
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.147%, 10/1/25	5,998	5,838
		13,702

Utility—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	8,101	8,072
Calpine Corp.
2019 (1 month LIBOR + 2.250%) 2.400%, 4/5/26	9,702	9,592
2020 (1 month LIBOR + 2.500%) 2.650%, 12/2/27	1,915	1,901
PG&E Corp. (1 month LIBOR + 4.500%) 5.500%, 6/23/25	1,931	1,950
		21,515

Total Leveraged Loans (Identified Cost $587,700)		586,344

	Shares
Preferred Stocks—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 3.659%(5)	12,070(10)	12,082
Huntington Bancshares, Inc. Series E, 5.700%	3,303(10)	3,320
JPMorgan Chase & Co. Series Z, 4.014%(5)	3,985(10)	3,972
JPMorgan Chase & Co. Series HH, 4.600%	4,159(10)	4,294
		23,668

Total Preferred Stocks (Identified Cost $23,521)		23,668

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Shares	Value

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(11)	48,842	$81
Energy—0.0%
Frontera Energy Corp.	148,014	382
Total Common Stocks (Identified Cost $2,826)		463

Exchange-Traded Funds(12)—3.3%
Invesco Senior Loan ETF	963,563	21,468
iShares iBoxx $ Investment Grade Corporate Bond ETF	220,653	30,479
iShares iBoxx High Yield Corporate Bond ETF	638,055	55,702
iShares JP Morgan USD Emerging Markets Bond ETF	272,103	31,540
SPDR Bloomberg Barclays High Yield Bond Fund ETF	578,575	63,030
Total Exchange-Traded Funds (Identified Cost $198,977)		202,219

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(11)	98,789	99
Total Rights (Identified Cost $84)		99

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.	20,771	235
Total Warrant (Identified Cost $361)		235

Total Long-Term Investments—99.2% (Identified Cost $5,976,511)		6,095,857

Short-Term Investment—0.1%
Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	5,824,820	5,825
Total Short-Term Investment (Identified Cost $5,825)		5,825

TOTAL INVESTMENTS—99.3% (Identified Cost $5,982,336)		$6,101,682
Other assets and liabilities, net—0.7%		45,129
NET ASSETS—100.0%		$6,146,811
Abbreviations:
ABS	Asset-Backed Securities
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
SPDR	S&P Depositary Receipt
WaMu	Washington Mutual

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $3,813,902 or 62.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of December 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Mexico	2
United Kingdom	2
Canada	1
Indonesia	1
Netherlands	1
Cayman Islands	1
Other	6
Total	100%
† % of total investments as of December 31, 2020.

See Notes to Schedule of Investments

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,401,293	$—	$1,401,293	$—
Corporate Bonds and Notes	1,914,280	—	1,914,278	2(1)
Foreign Government Securities	289,319	—	289,319	—
Leveraged Loans	586,344	—	586,344	—(1)
Mortgage-Backed Securities	1,589,520	—	1,589,520	—
Municipal Bond	4,661	—	4,661	—
U.S. Government Securities	83,756	—	83,756	—
Equity Securities:
Common Stocks	463	463	—	—
Preferred Stocks	23,668	—	23,668	—
Rights	99	—	99	—
Warrant	235	—	235	—
Securities Lending Collateral	5,825	5,825	—	—
Exchange-Traded Funds	202,219	202,219	—	—
Total Investments	$6,101,682	$208,507	$5,893,173	$2

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $235 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2020.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.